Inventory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [text block] [Abstract]
Net realizable value	£ 447.2	£ 161.2
Percentage of change in expected selling price	2.00%
Security against stocking loans	£ 273.3	£ 96.3